Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Current vs. non-current classification
(A)
Current vs. non-current classification

The Company presents assets and liabilities in the balance sheet based on current/non-current classification. The Company classifies all amounts to be realized or settled within 12 months after the reporting period to be current and all other amounts to be non-current.

Foreign currency transactions
(B)
Foreign currency transactions

Foreign currency transactions are translated into the functional currency Swiss Francs (CHF) using prevailing exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into CHF at rates of exchange prevailing at reporting date. Any gains or losses from these translations are included in the statements of loss in the period in which they arise.

Group accounting
(C)
Group accounting

Oculis SA has four wholly owned subsidiaries, including Oculis Iceland, Oculis France, Oculis US and Oculis Hong Kong. The Company's consolidated financial statements present the aggregate of the five Group entities, after elimination of intra-group transactions, balances, investments and capital.

Segment reporting
(D)
Segment reporting

The Company is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business and accordingly, has one reporting segment.

The Company has locations in five countries: Switzerland, Iceland, France, USA and Hong Kong. An analysis of non-current assets by geographic region is presented in Note 5.

Leases
(E)
Leases

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for leases of low value assets and leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the expected contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate inherent in the lease unless this is not readily determinable, in which case the Group’s incremental borrowing rate on commencement date of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate and remain unchanged throughout the lease term. Other variable lease payments are expensed.

On initial recognition, the carrying value of the lease liability also includes:

o
amounts expected to be payable under any residual value guarantee; and
o
the exercise price of any purchase option granted in favor of the group if it is reasonably certain to assess that option.

Right-of-use assets are initially measured at the amount of the lease liability, reduced for any lease incentives received, and increased for lease payments made at or before commencement of the lease and initial direct costs incurred.

Subsequent to the initial measurement, lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are depreciated on a straight-line basis over the remaining expected term of the lease or over the remaining economic life of the asset if this is judged to be shorter than the lease term.

When the Group revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the expected payments over the revised term, which are discounted using a revised discount rate. The carrying value of lease liabilities is similarly revised if the variable future lease payments dependent on a rate or index is revised. In both cases, an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining lease term. If the carrying amount of the right-of-use asset is adjusted to zero, any further reduction is recognized in profit or loss.

Grant income recognition
(F)
Grant income recognition

Grant income is recognized where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with, and in the year when the related expenses are incurred.

Taxes
(G)
Taxes

Taxes reported in the consolidated income statements include current and deferred taxes on profit. Taxes on income are accrued in the same periods as the revenues and expenses to which they relate.

Deferred tax is the tax attributable to the temporary differences that appear when taxation authorities recognize and measure assets and liabilities with rules that differ from those of the consolidated accounts. Deferred income tax is calculated using the liability method and determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. Any changes to the tax rates are recognized in the income statement unless related to items directly recognized in equity or other comprehensive loss.

Deferred tax liabilities are recognized on all taxable temporary differences. Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences or the unused tax losses can be utilized. Deferred income tax assets from tax credit carry forwards are recognized to the extent that the national tax authority confirms the eligibility of such a claim and that the realization of the related tax benefit through future taxable profits is probable. Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Earnings / (loss) per share
(H)
Earnings / (loss) per share

The Company presents basic earnings / (loss) per share for each period in the financial statements. The earnings (loss) per share is calculated by dividing the earnings / (loss) of the period by the weighted average number of shares outstanding during the period. Diluted earnings per share, applicable in case of positive result, reflect the potential dilution that could occur if dilutive securities such as preferred shares or share options were vested or exercised into common shares.

Preferred shares
(I)
Preferred shares

Judgment was required in determining the classification of the preferred shares issued by the Company as either equity or liabilities. The preferred shareholders hold certain preference rights that include preferential distribution of proceeds in the case of liquidity events as defined in the shareholder agreements. Under IAS 32 the Company classifies the Preferred Shares as liabilities. This applies to Series A, B and C shares as per Note 14.

Property, plant and equipment
(J)
Property, plant and equipment

All property, plant and equipment are shown at cost, less subsequent depreciation and impairment. Cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.

Depreciation is calculated on a straight-line basis over the useful life, according to the following schedule:

Category	Useful life in years
Laboratory equipment	5 - 7
Laboratory fixtures and fittings	10
Office - IT tools	2 - 3
Office furniture and equipment	5

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. An asset’s carrying amount is impaired immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposal or retirement of tangible fixed assets are determined by comparing the net proceeds received with the carrying amounts and are included in the consolidated income statements.

Intangible assets
(K)
Intangible assets
(a)
Research and development costs

Research expenditure is recognized in expense in the year in which it is incurred. Internal development expenditure is capitalized only if it meets the recognition criteria of IAS 38 “Intangible Assets”. Where regulatory and other uncertainties are such that the criteria are not met, which is almost invariably the case prior to approval of the drug by the relevant regulatory authority, the expenditure is recognized in the income statement. Where, however, recognition criteria are met, internal development expenditure is capitalized and amortized on a straight-line basis over its useful economic life. The amortization of the licenses will start when the market approval is obtained.

(b)
Licenses

Licenses acquired are capitalized as intangible assets at historical cost and amortized over their useful lives, which are determined on a basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received. These licenses are tested for impairment in the last quarter of each financial period, or when there is any indication for impairment.

Amortization of capitalized licenses is charged to research and development expenses.

(c)
Impairment of licenses

Impairment of capitalized licenses is charged to research and development expenses.

Impairment of non-financial assets
(L)
Impairment of non-financial assets

Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of the asset's fair value less costs of disposal and value-in-use.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash flows of other assets ("cash-generating units"). Impairment losses are recognized in the income statement. Prior impairments of non-financial assets are reviewed for possible reversal of the impairment at each reporting date.

Financial instruments
(M)
Financial instruments

The principal financial instruments used by the Group are as follows:

o
Other current assets
o
Cash and short-term deposits
o
Long-term financial debt
o
Lease liabilities
o
Trade and other payables

These financial instruments are carried at amortized cost.

Due to their short-term nature, the carrying value of cash and cash equivalents, other current assets, and trade and other payables approximates their fair value. For details of the fair value hierarchy, valuation techniques, and significant unobservable inputs related to determining the fair value of long-term financial debt, refer to Note 20.

(a)
Other current assets

The carrying amount of other receivables/current assets is reduced through the use of an allowance account, and the amount of the loss is recognized in the income statement. Subsequent recoveries of amounts previously written off are credited to the income statement.

(b)
Cash and cash equivalents

Cash and cash equivalents include cash on hand and highly liquid investments with original maturities of three month or less. These investments are readily convertible to known amounts of cash.

(c)
Long-term financial debt

Long-term financial debt exclusively results from the issuance of preferred shares that qualify as financial liabilities under IAS 32. Long-term financial debt is carried at amortized cost, plus the accrued interest/preferred dividend payments that are due by the Group under certain conditions. Refer to Note 14 for further information.

(d)
Lease liabilities

Lease liabilities are measured at the present value of the expected contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate inherent in the lease unless this is not readily determinable, in which case the Group’s incremental borrowing rate on commencement date of the lease is used.

(e)
Trade and other payables

Trade and other payables are amounts due to third parties in the ordinary course of business.

Employee benefits
(N)
Employee benefits
(a)
Pension obligations

The Group operates a defined benefit pension plan for its Swiss-based employees, which is held in multi-employer fund. The pension plan is funded by payments from employees and from the Company. The Company’s contributions to the defined contribution plans are charged to the income statement in the year to which they relate.

The liability / asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets and the possible effect of the asset ceiling, together with adjustments for unrecognized past-service costs. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

When the company has a surplus in the defined benefit pension plans, it measures the net defined benefit asset at the lower of:

o
The surplus in the defined benefit pension plans
o
The asset ceiling (being the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan), determined using the discount rate.

The company does not expect any refunds or contribution reductions in case of a surplus in the defined benefit pension plan calculated per IAS 19, therefore no assets would be recognized in the Consolidated Statements of Financial Position.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.

Past-service costs are recognized immediately in income, unless the changes to the pension plan are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past-service costs are amortized on a straight-line basis over the vesting period.

(b)
Employee participation

The Group operates an equity-settled, share-based compensation plan, under which the entity receives services from employees as consideration for equity instruments (e.g. options) of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense.

Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the entity revises its estimates of the number of options that are expected to vest based on the non-marketing vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the income statement, with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

Capitalization of transaction costs
(O)
Capitalization of transaction costs

The Company capitalizes transaction costs within Other current assets in the Company’s consolidated balance sheet when costs are directly attributable to new equity financing instrument (including business combination related transactions) when it is highly probable that the financing transaction will take place in the future. If and when the Company completes the transaction, capitalized transaction costs will be offset against the proceeds and will be recorded as a reduction of share premium within the Company’s consolidated balance sheet. If the Company determines that it is not highly probable that the transaction will be completed, the Company will write-off capitalized transaction costs incurred during that respective quarter in the consolidated statement of loss.

Standard and Interpretations in issue not yet adopted	(P) Standard and Interpretations in issue not yet adopted There are no IFRS standards, amendments or interpretations not yet effective that would be expected to have a material impact on Oculis.